Other Operating-Net (Tables)	12 Months Ended
Dec. 31, 2014
Other Operating-Net
Details of other operating-net
Details of other operating—net are as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Loss on disposal of property, plant and equipment—net	$3.7	$5.6	$5.5
Expansion project costs	30.7	10.8	—
Loss (gain) on foreign currency derivatives	38.4	(20.8)	(8.1)
(Gain) loss on foreign currency transactions	(14.9)	(13.5)	10.1
Engineering studies	—	—	21.9
Closed facilities costs	0.8	4.0	13.3
Other	(5.4)	(1.9)	6.4
Other operating loss (income)—net	$53.3	$(15.8)	$49.1